March 9, 2017

DREYFUS OPPORTUNITY FUNDS
-Dreyfus Strategic Beta Emerging Markets Equity Fund
-Dreyfus Strategic Beta Global Equity Fund

Supplement to Statement of Additional Information dated

April 1, 2016, as revised or amended, April 29, 2016, May 26, 2016, June 1, 2016, August 1, 2016, September 1, 2016, September 30, 2016, December 1, 2016, December 12, 2016, February 1, 2017 and March 1, 2017

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Syed A. Zamil[1]	21	$4.5B	16	$599M	48	$6.0B

1               Because Mr. Zamil became a portfolio manager of Dreyfus Strategic Beta Emerging Markets Equity Fund and Dreyfus Strategic Beta Global Equity Fund as of March 9, 2017, his information is as of December 31, 2016.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Syed A. Zamil	Other	7	$688M

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Syed A. Zamil[1]	Dreyfus Strategic Beta Emerging Markets Equity Fund	None
	Dreyfus Strategic Beta Global Equity Fund	None

1                      Because Mr. Zamil became a portfolio manager of Dreyfus Strategic Beta Emerging Markets Equity Fund and Dreyfus Strategic Beta Global Equity Fund as of March 9, 2017, his information is as of December 31, 2016.

GRP1-SAISTK-0317